Post-Modification Balance Information on How Loans Modified as Troubled Debt Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total	$ 1,381	$ 7,466		$ 8,708
Conventional
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total	383	1,456		3,322
Real Estate Commercial
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total	298			4,487
Real Estate Commercial | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		4,582		4,487
Construction
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		1,317		202
Construction | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		1,317		202
Commercial and Municipal Loan
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		111		697
Extended Maturity
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		3,531		303
Extended Maturity | Conventional
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		219
Extended Maturity | Real Estate Commercial | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		1,931		303
Extended Maturity | Construction | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		1,317
Extended Maturity | Commercial and Municipal Loan
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		64
Adjusted Interest Rate
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		466		51
Adjusted Interest Rate | Conventional
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		466		51
Troubled Debt Restructurings, Combination of Rate and Maturity Modification
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		433
Troubled Debt Restructurings, Combination of Rate and Maturity Modification | Conventional
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		418
Troubled Debt Restructurings, Combination of Rate and Maturity Modification | Commercial and Municipal Loan
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		15
Other modifications
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		3,036	[1]
Other modifications | Conventional
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		353	[1]
Other modifications | Real Estate Commercial | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		2,651	[1]
Other modifications | Commercial and Municipal Loan
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		32	[1]
Combination of Rate and Maturity
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total				44
Combination of Rate and Maturity | Commercial and Municipal Loan
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total				44
Troubled Debt Restructurings, Reduced or Re-Amortized Payment and Maturity Modification
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total				8,310	[1]
Troubled Debt Restructurings, Reduced or Re-Amortized Payment and Maturity Modification | Conventional
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total				3,271	[1]
Troubled Debt Restructurings, Reduced or Re-Amortized Payment and Maturity Modification | Real Estate Commercial | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total				4,184	[1]
Troubled Debt Restructurings, Reduced or Re-Amortized Payment and Maturity Modification | Construction | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total				202	[1]
Troubled Debt Restructurings, Reduced or Re-Amortized Payment and Maturity Modification | Commercial and Municipal Loan
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total				$ 653	[1]

[1]	Other includes covenant modifications, forbearance and/or other modifications.